Label	Element	Value
McElhenny Sheffield Managed Risk ETF | FT Vest Gold Strategy Target Income ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	26.90%
McElhenny Sheffield Managed Risk ETF | Invesco QQQ Trust Series [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.10%
McElhenny Sheffield Managed Risk ETF | iShares U.S. Treasury Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.10%
McElhenny Sheffield Managed Risk ETF | iShares 1-3 Year Treasury Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	14.70%
McElhenny Sheffield Managed Risk ETF | WisdomTree Bloomberg U.S. Dollar Bullish Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.60%
McElhenny Sheffield Managed Risk ETF | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.00%
McElhenny Sheffield Managed Risk ETF | First American Treasury Obligations Fund - Class X [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.70%
McElhenny Sheffield Managed Risk ETF | U.S. Treasury Bonds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	34.80%
McElhenny Sheffield Managed Risk ETF | Precious Metals [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	26.90%
McElhenny Sheffield Managed Risk ETF | U.S. Nasdaq, Large Cap Non-Financial [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.10%
McElhenny Sheffield Managed Risk ETF | Currency [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.60%
McElhenny Sheffield Managed Risk ETF | U.S. Equity, Total Market [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.00%
McElhenny Sheffield Managed Risk ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
McElhenny Sheffield Managed Risk ETF | Exchange Traded Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.40%
McElhenny Sheffield Managed Risk ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.70%
McElhenny Sheffield Managed Risk ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)